Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Defiance 2X Daily Long Pure Quantum ETF
Shareholder Report [Line Items]
Fund Name	Defiance 2X Daily Long Pure Quantum ETF
Class Name	Defiance 2X Daily Long Pure Quantum ETF
Trading Symbol	QPUX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance 2X Daily Long Pure Quantum ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/qpux. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance 2X Daily Long Pure Quantum ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/qpux
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance 2X Daily Long Pure Quantum ETF	$53	1.29%*
*	Costs paid as a percentage of $10,000 is an annualized figure. The Fund commenced operations on August 6, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.29%	[1]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on August 6, 2025. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 50,708,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 49,302
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$50,708
Number of Holdings	10
Total Advisory Fee	$49,302
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	4.1
D-Wave Quantam, Inc. Swap; Maturity Date: 09/08/2026	1.9
Rigetti Computing, Inc. Swap; Maturity Date: 09/08/2026	1.7
First American Government Obligations Fund - Class X, 4.03%	1.6
Quantum Computing, Inc. Swap; Maturity Date: 09/08/2026	1.4
Ionq, Inc. Swap; Maturity Date: 09/08/2026	1.3
Rigetti Computing, Inc. Swap; Maturity Date: 09/15/2026	0.0
D-Wave Quantam, Inc. Swap; Maturity Date: 09/15/2026	0.0
Quantum Computing, Inc. Swap; Maturity Date: 11/23/2027	0.0
Ionq, Inc. Swap; Maturity Date: 11/23/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Daily Target 2X Long ANET ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long ANET ETF
Class Name	Defiance Daily Target 2X Long ANET ETF
Trading Symbol	ANEL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long ANET ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/anel. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long ANET ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/anel
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long Anet ETF	$24	1.30%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on September 3, 2025. Expenses for the full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	1.30%	[2]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on September 3, 2025. Expenses for the full reporting period would be higher than the figures shown.
Net Assets	$ 7,922,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 10,805
Investment Company, Portfolio Turnover	272.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$7,922
Number of Holdings	5
Total Advisory Fee	$10,805
Portfolio Turnover	272%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	13.0
Arista Networks, Inc. Swap; Maturity Date: 09/15/2028	7.8
Arista Networks, Inc. Swap; Maturity Date: 09/08/2028	6.7
First American Government Obligations Fund - Class X, 4.03%	2.4
Arista Networks, Inc. Swap; Maturity Date: 01/11/2028	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Daily Target 2X Long AVAV ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long AVAV ETF
Class Name	Defiance Daily Target 2X Long AVAV ETF
Trading Symbol	AVXX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long AVAV ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/avxx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long AVAV ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/avxx
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long AVAV ETF	$2	0.92%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on October 23, 2025. Expenses for the full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.92%	[3]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on October 23, 2025. Expenses for the full reporting period would be higher than the figures shown.
Net Assets	$ 818,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 174
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$818
Number of Holdings	4
Total Advisory Fee	$174
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

*

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

*	Less than 0.05% of net assets

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	6.1
First American Government Obligations Fund - Class X, 4.03%	2.1
AeroViroment, Inc., Swap; Maturity Date: 10/30/2028	0.0*
AeroViroment, Inc., Swap; Maturity Date: 12/07/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

*	Less than 0.05% of net assets

Defiance Daily Target 2X Long AVGO ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long AVGO ETF
Class Name	Defiance Daily Target 2X Long AVGO ETF
Trading Symbol	AVGX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long AVGO ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/avgx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long AVGO ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/avgx
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long AVGO ETF	$136	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.29%	[4]
Net Assets	$ 143,795,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 680,226
Investment Company, Portfolio Turnover	34201.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$143,795
Number of Holdings	8
Total Advisory Fee	$680,226
Portfolio Turnover	34,201%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	11.6
Broadcom, Inc. Swap; Maturity Date: 09/08/2028	11.3
Broadcom, Inc. Swap; Maturity Date: 01/20/2026	7.8
Broadcom, Inc. Swap; Maturity Date: 05/29/2026	6.4
First American Government Obligations Fund - Class X, 4.03%	4.0
Broadcom, Inc. Swap; Maturity Date: 11/10/2025	4.0
Broadcom, Inc. Swap; Maturity Date: 10/03/2028	0.5
Broadcom, Inc. Swap; Maturity Date: 12/14/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Daily Target 2X Long CVNA ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long CVNA ETF
Class Name	Defiance Daily Target 2X Long CVNA ETF
Trading Symbol	CVNX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long CVNA ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/cvnx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long CVNA ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/cvnx
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long CVNA ETF	$48	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on May 28, 2025. Expenses for the full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.29%	[5]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on May 28, 2025. Expenses for the full reporting period would be higher than the figures shown.
Net Assets	$ 4,385,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 11,200
Investment Company, Portfolio Turnover	16967.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$4,385
Number of Holdings	6
Total Advisory Fee	$11,200
Portfolio Turnover	16,967%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	15.5
First American Government Obligations Fund - Class X, 4.03%	1.2
Carvana Co. Swap; Maturity Date: 09/08/2028	0.3
Carvana Co. Swap; Maturity Date: 07/30/2026	0.2
Carvana Co. Swap; Maturity Date: 06/29/2026	0.1
Carvana Co. Swap; Maturity Date: 11/16/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Daily Target 2X Long DKNG ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long DKNG ETF
Class Name	Defiance Daily Target 2X Long DKNG ETF
Trading Symbol	DKNX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long DKNG ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/dknx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long DKNG ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/dknx
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long DKNG ETF	$32	1.33%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on June 30, 2025. Expenses for the full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	1.33%	[6]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on June 30, 2025. Expenses for the full reporting period would be higher than the figures shown.
Net Assets	$ 7,238,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 8,954
Investment Company, Portfolio Turnover	1984.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$7,238
Number of Holdings	5
Total Advisory Fee	$8,954
Portfolio Turnover	1,984%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	10.7
First American Government Obligations Fund - Class X, 4.03%	2.1
DraftKings, Inc. Swap; Maturity Date: 08/31/2026	1.2
DraftKings, Inc. Swap; Maturity Date: 09/07/2026	1.0
DraftKings, Inc. Swap; Maturity Date: 09/18/2028	0.7

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Daily Target 2X Long HIMS ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long HIMS ETF
Class Name	Defiance Daily Target 2X Long HIMS ETF
Trading Symbol	HIMZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long HIMS ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/himz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long HIMS ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/himz
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long HIMS ETF	$60	1.31%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.31%	[7]
Net Assets	$ 200,485,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 811,223
Investment Company, Portfolio Turnover	33431.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$200,485
Number of Holdings	7
Total Advisory Fee	$811,223
Portfolio Turnover	33,431%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	13.2
Hims & Hers Health, Inc. Swap; Maturity Date: 09/30/2026	1.9
Hims & Hers Health, Inc. Swap; Maturity Date: 10/02/2026	1.3
Hims & Hers Health, Inc. Swap; Maturity Date: 09/08/2028	0.9
Hims & Hers Health, Inc. Swap; Maturity Date: 09/18/2028	0.7
First American Government Obligations Fund - Class X, 4.03%	0.2
Hims & Hers Health, Inc. Swap; Maturity Date: 01/11/2028	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Daily Target 2X Long HOOD ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long HOOD ETF
Class Name	Defiance Daily Target 2X Long HOOD ETF
Trading Symbol	HOOX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long HOOD ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/hoox. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long HOOD ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/hoox
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long HOOD ETF	$254	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 254
Expense Ratio, Percent	1.29%	[8]
Material Change Date	Dec. 02, 2025
Net Assets	$ 29,525,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 122,697
Investment Company, Portfolio Turnover	32932.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$29,525
Number of Holdings	8
Total Advisory Fee	$122,697
Portfolio Turnover	32,932%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
Robinhood Markets, Inc. Swap; Maturity Date: 04/19/2026	9.4
Robinhood Markets, Inc., Swap; Maturity Date: 07/30/2026	9.3
Robinhood Markets, Inc. Swap; Maturity Date: 09/30/2026	7.1
United States Treasury Bills	5.9
Robinhood Markets, Inc. Swap; Maturity Date: 09/08/2028	5.0
Robinhood Markets, Inc. - Class A	3.6
First American Government Obligations Fund - Class X, 4.03%	2.5
Robinhood Markets, Inc. Swap; Maturity Date: 11/16/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Material Fund Changes On December 2, 2025, the Fund effected a 4:1 forward stock split of its issued and outstanding shares.
Defiance Daily Target 2X Long IONQ ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long IONQ ETF
Class Name	Defiance Daily Target 2X Long IONQ ETF
Trading Symbol	IONX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long IONQ ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/ionx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long IONQ ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/ionx
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long IONQ ETF	$138	1.35%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.35%	[9]
Material Change Date	Dec. 02, 2025
Net Assets	$ 225,885,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 634,668
Investment Company, Portfolio Turnover	32862.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$225,885
Number of Holdings	10
Total Advisory Fee	$634,668
Portfolio Turnover	32,862%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
IonQ, Inc. Swap; Maturity Date: 04/12/2026	8.5
IonQ, Inc. Swap; Maturity Date: 06/30/2026	6.5
United States Treasury Bills	6.0
IonQ, Inc. Swap; Maturity Date: 09/08/2028	5.2
IonQ, Inc. Swap; Maturity Date: 09/18/2028	3.3
IonQ, Inc.	3.2
IonQ, Inc. Swap; Maturity Date: 09/15/2028	1.3
First American Government Obligations Fund - Class X, 4.03%	0.9
IonQ, Inc. Swap; Maturity Date: 10/03/2028	0.0*
IonQ, Inc. Swap; Maturity Date: 11/23/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

*	Less than 0.05% of net assets

Material Fund Change [Text Block]	Material Fund Changes On December 2, 2025, the Fund effected a 2:1 forward stock split of its issued and outstanding shares.
Defiance Daily Target 2X Long IREN ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long IREN ETF
Class Name	Defiance Daily Target 2X Long IREN ETF
Trading Symbol	IRE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long IREN ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/ire. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long IREN ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/ire
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long IREN ETF	$4	1.30%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on October 20, 2025. Expenses for the full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	1.30%	[10]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on October 20, 2025. Expenses for the full reporting period would be higher than the figures shown.
Net Assets	$ 110,604,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 13,555
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$110,604
Number of Holdings	7
Total Advisory Fee	$13,555
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	9.2
IREN Limited Swap; Maturity Date: 11/01/2028	1.8
IREN Limited Swap; Maturity Date: 10/20/2028	1.7
IREN Limited	0.3
IREN Limited Swap; Maturity Date: 10/30/2028	0.3
First American Government Obligations Fund - Class X, 4.03%	0.1
IREN Limited Swap; Maturity Date: 11/23/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Daily Target 2X Long JPM ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long JPM ETF
Class Name	Defiance Daily Target 2X Long JPM ETF
Trading Symbol	JPX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long JPM ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	https://www.defianceetfs.com/jpx
Additional Information Phone Number	(833) 333-9383
Additional Information Website	You can find additional information about the Fund at https://www.defianceetfs.com/jpx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long JPM ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long JPM ETF	$37	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on July 23, 2025. Expenses for the full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	1.29%	[11]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on July 23, 2025. Expenses for the full reporting period would be higher than the figures shown.
Net Assets	$ 2,776,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 6,611
Investment Company, Portfolio Turnover	1292.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$2,776
Number of Holdings	5
Total Advisory Fee	$6,611
Portfolio Turnover	1,292%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	31.1
JP Morgan Chase & Co. Swap; Maturity Date: 09/18/2028	4.4
JP Morgan Chase & Co.	1.7
First American Government Obligations Fund - Class X, 4.03%	0.8
JP Morgan Chase & Co. Swap; Maturity Date: 09/15/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Daily Target 2X Long LLY ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long LLY ETF
Class Name	Defiance Daily Target 2X Long LLY ETF
Trading Symbol	LLYX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long LLY ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/llyx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long LLY ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/llyx
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long LLY ETF	$58	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.29%	[12]
Net Assets	$ 56,391,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 344,108
Investment Company, Portfolio Turnover	6730.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$56,391
Number of Holdings	8
Total Advisory Fee	$344,108
Portfolio Turnover	6,730%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
Eli Lilly & Co. Swap; Maturity Date: 08/03/2026	16.1
United States Treasury Bills	16.0
Eli Lilly & Co. Swap; Maturity Date: 09/08/2028	10.4
Eli Lilly & Co. Swap; Maturity Date: 10/02/2026	5.8
First American Government Obligations Fund - Class X, 4.03%	1.3
Eli Lilly & Co. Swap; Maturity Date: 10/30/2026	0.3
Eli Lilly & Co. Swap; Maturity Date: 10/16/2028	0.2
Eli Lilly & Co. Swap; Maturity Date: 10/13/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Daily Target 2X Long LMND ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long LMND ETF
Class Name	Defiance Daily Target 2X Long LMND ETF
Trading Symbol	LMNX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long LMND ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/lmnx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long LMND ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/lmnx
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long LMND ETF	$8	1.51%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on October 15, 2025. Expenses for the full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	1.51%	[13]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on October 15, 2025. Expenses for the full reporting period would be higher than the figures shown.
Net Assets	$ 1,755,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 648
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$1,755
Number of Holdings	6
Total Advisory Fee	$648
Portfolio Turnover	43%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
Lemonade, Inc. Swap; Maturity Date: 09/08/2028	24.4
First American Government Obligations Fund - Class X, 4.03%	10.9
United States Treasury Bills	3.7
Lemonade, Inc.	2.4
Lemonade, Inc. Swap; Maturity Date: 10/23/2028	1.0
Lemonade, Inc. Swap; Maturity Date: 01/04/2028	0.0*

Percentages for swap contracts are based unrealized appreciation (depreciation).

*	Less than 0.05% of net assets

Defiance Daily Target 2X Long MP ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long MP ETF
Class Name	Defiance Daily Target 2X Long MP ETF
Trading Symbol	MPL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long MP ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/mpl. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long MP ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/mpl
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long MP ETF	$7	3.06%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on October 20, 2025. Expenses for the full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	3.06%	[14]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on October 20, 2025. Expenses for the full reporting period would be higher than the figures shown.
Net Assets	$ 7,391,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 1,275
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$7,391
Number of Holdings	5
Total Advisory Fee	$1,275
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	5.1
First American Government Obligations Fund - Class X, 4.03%	0.3
MP Materials Corp. Swap; Maturity Date: 11/01/2028	-2.0
MP Materials Corp. Swap; Maturity Date: 10/26/2028	-1.4
MP Materials Corp. Swap; Maturity Date: 11/23/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Daily Target 2X Long MSTR ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long MSTR ETF
Class Name	Defiance Daily Target 2X Long MSTR ETF
Trading Symbol	MSTX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long MSTR ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/mstx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long MSTR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/mstx
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long MSTR ETF	$44	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	1.29%	[15]
Net Assets	$ 582,042,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 6,911,811
Investment Company, Portfolio Turnover	3157.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$582,042
Number of Holdings	7
Total Advisory Fee	$6,911,811
Portfolio Turnover	3,157%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	13.9
Microstrategy, Inc. Swap; Maturity Date: 10/05/2026	2.7
Microstrategy, Inc. Swap; Maturity Date: 09/25/2028	2.4
Dreyfus Government Cash Management - Institutional Class, 4.00%	1.4
First American Government Obligations Fund - Class X, 4.03%	0.1
Microstrategy, Inc. Swap; Maturity Date: 11/09/2027	0.0
Microstrategy, Inc. Swap; Maturity Date: 09/30/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Daily Target 2X Long NVO ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long NVO ETF
Class Name	Defiance Daily Target 2X Long NVO ETF
Trading Symbol	NVOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long NVO ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/nvox. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long NVO ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/nvox
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long NVO ETF	$47	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.29%	[16]
Material Change Date	Dec. 02, 2025
Net Assets	$ 82,018,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 288,716
Investment Company, Portfolio Turnover	1504.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$82,018
Number of Holdings	8
Total Advisory Fee	$288,716
Portfolio Turnover	1,504%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	14.8
Novo Nordisk AS - ADR	2.2
Novo Nordisk AS Swap; Maturity Date: 10/06/2026	-1.5
Novo Nordisk AS Swap; Maturity Date: 01/12/2026	-0.6
Novo Nordisk AS Swap; Maturity Date: 09/08/2028	-0.5
Novo Nordisk AS Swap; Maturity Date: 09/25/2026	-0.2
First American Government Obligations Fund - Class X, 4.03%	0.0*
Novo Nordisk AS Swap; Maturity Date: 08/25/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

*	Less than 0.05% of net assets

Material Fund Change [Text Block]	Material Fund Changes On December 2, 2025, the Fund effected a 1:8 reverse stock split of its issued and outstanding shares.
Defiance Daily Target 2X Long OKLO ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long OKLO ETF
Class Name	Defiance Daily Target 2X Long OKLO ETF
Trading Symbol	OKLL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long OKLO ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/okll. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long OKLO ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/okll
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long OKLO ETF	$129	1.53%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on June 23, 2025. Expenses for the full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.53%	[17]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on June 23, 2025. Expenses for the full reporting period would be higher than the figures shown.
Net Assets	$ 204,048,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 405,539
Investment Company, Portfolio Turnover	55683.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$204,048
Number of Holdings	9
Total Advisory Fee	$405,539
Portfolio Turnover	55,683%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
Oklo, Inc. Swap; Maturity Date: 07/24/2026	20.1
United States Treasury Bills	10.9
Oklo, Inc. Swap; Maturity Date: 09/23/2026	4.2
Oklo, Inc.	3.0
Oklo, Inc. Swap; Maturity Date: 09/18/2028	2.3
Oklo, Inc. Swap; Maturity Date: 09/18/2028	0.6
Oklo, Inc. Swap; Maturity Date: 10/03/2028	0.0*
First American Government Obligations Fund - Class X, 4.03%	0.0*
Oklo, Inc. Swap; Maturity Date: 01/25/2028	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

*	Less than 0.05% of net assets

Defiance Daily Target 2X Long ORCL ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long ORCL ETF
Class Name	Defiance Daily Target 2X Long ORCL ETF
Trading Symbol	ORCX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long ORCL ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/orcx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long ORCL ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/orcx
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long ORCL ETF	$123	1.31%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.31%	[18]
Net Assets	$ 246,092,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 533,449
Investment Company, Portfolio Turnover	1829.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$246,092
Number of Holdings	7
Total Advisory Fee	$533,449
Portfolio Turnover	1,829%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	9.3
Oracle Corp. Swap; Maturity Date: 03/09/2026	1.9
Oracle Corp. Swap; Maturity Date: 07/30/2026	1.1
Oracle Corp. Swap; Maturity Date: 03/13/2026	0.4
First American Government Obligations Fund - Class X, 4.03%	0.0*
Oracle Corp. Swap; Maturity Date: 09/30/2026	0.0
Oracle Corp. Swap; Maturity Date: 01/04/2028	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

*	Less than 0.05% of net assets

Defiance Daily Target 2X Long OSCR ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long OSCR ETF
Class Name	Defiance Daily Target 2X Long OSCR ETF
Trading Symbol	OSCX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long OSCR ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/oscx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long OSCR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/oscx
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long OSCR ETF	$13	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on September 24, 2025. Expenses for the full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	1.29%	[19]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on September 24, 2025. Expenses for the full reporting period would be higher than the figures shown.
Net Assets	$ 8,206,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 7,167
Investment Company, Portfolio Turnover	6599.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$8,206
Number of Holdings	5
Total Advisory Fee	$7,167
Portfolio Turnover	6,599%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	7.5
Oscar Health, Inc. Swap; Maturity Date: 09/29/2028	-0.4
Oscar Health, Inc. Swap; Maturity Date: 10/03/2028	-0.3
First American Government Obligations Fund - Class X, 4.03%	0.2
Oscar Health, Inc. Swap; Maturity Date: 11/09/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Daily Target 2X Long PM ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long PM ETF
Class Name	Defiance Daily Target 2X Long PM ETF
Trading Symbol	XPM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long PM ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/xpm. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long PM ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/xpm
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long PM ETF	$19	1.34%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on September 3, 2025. Expenses for the full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	1.34%	[20]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on September 3, 2025. Expenses for the full reporting period would be higher than the figures shown.
Net Assets	$ 463,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 1,693
Investment Company, Portfolio Turnover	8609.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$463
Number of Holdings	5
Total Advisory Fee	$1,693
Portfolio Turnover	8,609%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	8.6
Philip Morris International, Inc. Swap; Maturity Date: 10/05/2026	-8.2
First American Government Obligations Fund - Class X, 4.03%	2.3
Philip Morris International, Inc. Swap; Maturity Date: 10/30/2028	-0.1
Philip Morris International, Inc. Swap; Maturity Date: 10/13/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Daily Target 2X Long QS ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long QS ETF
Class Name	Defiance Daily Target 2X Long QS ETF
Trading Symbol	QSU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long QS ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/qsu. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long QS ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/qsu
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long QS ETF	$5	1.30%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on October 20, 2025. Expenses for the full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	1.30%	[21]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on October 20, 2025. Expenses for the full reporting period would be higher than the figures shown.
Net Assets	$ 9,909,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 1,031
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$9,909
Number of Holdings	6
Total Advisory Fee	$1,031
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
QuantamScape Corp. Swap; Maturity Date: 10/20/2028	13.7
QuantamScape Corp. Swap; Maturity Date: 11/01/2028	8.6
QuantamScape Corp. Swap; Maturity Date: 10/30/2028	7.1
United States Treasury Bills	5.0
QuantamScape Corp. Swap; Maturity Date: 01/04/2028	3.3
First American Government Obligations Fund - Class X, 4.03%	1.4

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Daily Target 2X Long RGTI ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long RGTI ETF
Class Name	Defiance Daily Target 2X Long RGTI ETF
Trading Symbol	RGTX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long RGTI ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/rgtx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long RGTI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/rgtx
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long RGTI ETF	$483	1.55%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 483
Expense Ratio, Percent	1.55%	[22]
Material Change Date	Dec. 02, 2025
Net Assets	$ 147,455,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 428,222
Investment Company, Portfolio Turnover	118871.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$147,455
Number of Holdings	8
Total Advisory Fee	$428,222
Portfolio Turnover	118,871%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
Rigetti Computing, Inc. Swap; Maturity Date: 05/01/2026	26.4
Rigetti Computing, Inc. Swap; Maturity Date: 09/08/2028	23.3
Rigetti Computing, Inc. Swap; Maturity Date: 06/30/2026	9.7
United States Treasury Bills	7.2
Rigetti Computing, Inc. Swap; Maturity Date: 09/15/2028	5.2
Rigetti Computing, Inc. Swap; Maturity Date: 09/18/2028	3.1
First American Government Obligations Fund - Class X, 4.03%	0.1
Rigetti Computing, Inc. Swap; Maturity Date: 08/18/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Material Fund Changes On December 2, 2025, the Fund effected a 4:1 forward stock split of its issued and outstanding shares.
Defiance Daily Target 2X Long RIOT ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long RIOT ETF
Class Name	Defiance Daily Target 2X Long RIOT ETF
Trading Symbol	RIOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long RIOT ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/riox. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long RIOT ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/riox
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long RIOT ETF	$169	1.18%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.18%	[23]
Net Assets	$ 42,098,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 159,595
Investment Company, Portfolio Turnover	34085.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$42,098
Number of Holdings	9
Total Advisory Fee	$159,595
Portfolio Turnover	34,085%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
Riot Platforms, Inc. Swap; Maturity Date: 09/08/2028	34.3
Riot Platforms, Inc. Swap; Maturity Date: 02/03/2026	13.9
United States Treasury Bills	5.8
Riot Platforms, Inc.	2.8
Riot Platforms, Inc. Swap; Maturity Date: 08/31/2026	-0.6
First American Government Obligations Fund - Class X, 4.03%	0.4
Riot Platforms, Inc. Swap; Maturity Date: 09/18/2028	0.2
Riot Platforms, Inc. Swap; Maturity Date: 11/16/2027	0.0
Riot Platforms, Inc. Swap; Maturity Date: 09/22/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Daily Target 2X Long RKLB ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long RKLB ETF
Class Name	Defiance Daily Target 2X Long RKLB ETF
Trading Symbol	RKLX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long RKLB ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/rklx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long RKLB ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/rklx
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long RKLB ETF	$213	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.29%	[24]
Material Change Date	Dec. 02, 2025
Net Assets	$ 107,430,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 441,023
Investment Company, Portfolio Turnover	69322.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$107,430
Number of Holdings	9
Total Advisory Fee	$441,023
Portfolio Turnover	69,322%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
Rocket Lab USA, Inc. Swap; Maturity Date: 04/13/2026	24.6
Rocket Lab USA, Inc. Swap; Maturity Date: 09/21/2026	11.3
United States Treasury Bills	8.3
Rocket Lab USA, Inc. Swap; Maturity Date: 09/18/2026	3.1
Rocket Lab USA, Inc. Swap; Maturity Date: 09/15/2028	2.1
Rocket Lab USA, Inc.	1.9
First American Government Obligations Fund - Class X, 4.03%	0.9
Rocket Lab USA, Inc. Swap; Maturity Date: 09/30/2026	0.0
Rocket Lab USA, Inc. Swap; Maturity Date: 08/25/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Material Fund Changes On December 2, 2025, the Fund effected a 3:1 forward stock split of its issued and outstanding shares.
Defiance Daily Target 2X Long SMCI ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long SMCI ETF
Class Name	Defiance Daily Target 2X Long SMCI ETF
Trading Symbol	SMCX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long SMCI ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/smcx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long SMCI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/smcx
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long SMCI ETF	$90	1.31%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.31%	[25]
Net Assets	$ 239,918,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 1,927,940
Investment Company, Portfolio Turnover	8386.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$239,918
Number of Holdings	10
Total Advisory Fee	$1,927,940
Portfolio Turnover	8,386%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
Super Micro Computer, Inc. Swap: Maturity Date: 03/10/2026	23.8
Super Micro Computer, Inc. Swap: Maturity Date: 09/08/2028	12.1
United States Treasury Bills	10.7
Super Micro Computer, Inc. Swap: Maturity Date: 09/18/2028	2.5
Super Micro Computer, Inc. Swap: Maturity Date: 09/30/2026	2.2
Super Micro Computer, Inc. Swap: Maturity Date: 10/06/2026	2.1
First American Government Obligations Fund - Class X, 4.03%	0.5
Dreyfus Government Cash Management - Class Institutional, 4.00%	0.1
Super Micro Computer, Inc.	0.0*
Super Micro Computer, Inc. Swap: Maturity Date: 12/14/2025	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

*	Less than 0.05% of net assets

Defiance Daily Target 2X Long SOFI ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long SOFI ETF
Class Name	Defiance Daily Target 2X Long SOFI ETF
Trading Symbol	SOFX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long SOFI ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/sofx. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long SOFI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/sofx
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long SOFI ETF	$179	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.29%	[26]
Net Assets	$ 102,820,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 383,921
Investment Company, Portfolio Turnover	72985.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$102,820
Number of Holdings	8
Total Advisory Fee	$383,921
Portfolio Turnover	72,985%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
SoFi Technologies, Inc. Swap; Maturity Date: 09/08/2028	18.7
United States Treasury Bills	15.2
SoFi Technologies, Inc. Swap; Maturity Date: 07/30/2026	8.2
SoFi Technologies, Inc. Swap; Maturity Date: 02/16/2026	6.3
SoFi Technologies, Inc. Swap; Maturity Date: 09/18/2028	6.1
SoFi Technologies, Inc. Swap; Maturity Date: 09/30/2026	0.6
First American Government Obligations Fund - Class X, 4.03%	0.3
SoFi Technologies, Inc. Swap; Maturity Date: 09/22/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Daily Target 2X Long SOUN ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long SOUN ETF
Class Name	Defiance Daily Target 2X Long SOUN ETF
Trading Symbol	SOUX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long SOUN ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/soux. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long SOUN ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/soux
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long SOUN ETF	$79	1.30%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on June 23, 2025. Expenses for the full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.30%	[27]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on June 23, 2025. Expenses for the full reporting period would be higher than the figures shown.
Net Assets	$ 38,067,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 98,380
Investment Company, Portfolio Turnover	40021.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$38,067
Number of Holdings	8
Total Advisory Fee	$98,380
Portfolio Turnover	40,021%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
Soundhound AI, Inc. Swap; Maturity Date: 07/24/2026	11.2
Soundhound AI, Inc. Swap; Maturity Date: 09/08/2028	8.1
United States Treasury Bills	7.0
Soundhound AI, Inc. Swap; Maturity Date: 09/21/2026	4.2
Soundhound AI, Inc.	2.3
Soundhound AI, Inc. Swap; Maturity Date: 09/18/2028	2.0
First American Government Obligations Fund - Class X, 4.03%	0.0*
Soundhound AI, Inc. Swap; Maturity Date: 09/08/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

*	Less than 0.05% of net assets

Defiance Daily Target 2X Long VST ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Long VST ETF
Class Name	Defiance Daily Target 2X Long VST ETF
Trading Symbol	VSTL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long VST ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/vstl. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long VST ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/vstl
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long VST ETF	$35	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on July 21, 2025. Expenses for the full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	1.29%	[28]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on July 21, 2025. Expenses for the full reporting period would be higher than the figures shown.
Net Assets	$ 6,682,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 12,777
Investment Company, Portfolio Turnover	1452.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$6,682
Number of Holdings	6
Total Advisory Fee	$12,777
Portfolio Turnover	1,452%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	20.3
First American Government Obligations Fund - Class X, 4.03%	8.4
Vistra Corp.	2.3
Vistra Corp. Swap; Maturity Date: 10/02/2026	0.5
Vistra Corp. Swap; Maturity Date: 09/21/2026	0.3
Vistra Corp. Swap; Maturity Date: 08/25/2026	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Daily Target 2X Short IONQ ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Short IONQ ETF
Class Name	Defiance Daily Target 2X Short IONQ ETF
Trading Symbol	IONZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Short IONQ ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/ionz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short IONQ ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/ionz
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short IONQ ETF	$27	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on June 23, 2025. Expenses for the full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	1.29%	[29]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on June 23, 2025. Expenses for the full reporting period would be higher than the figures shown.
Material Change Date	Dec. 02, 2025
Net Assets	$ 44,202,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 168,415
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$44,202
Number of Holdings	6
Total Advisory Fee	$168,415
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	10.7
Ionq, Inc. Swap; Maturity Date: 09/08/2028	-4.7
Ionq, Inc. Swap; Maturity Date: 09/25/2026	-2.2
Ionq, Inc. Swap; Maturity Date: 09/28/2026	1.7
First American Government Obligations Fund - Class X, 4.03%	0.9
Ionq, Inc. Swap; Maturity Date: 11/16/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Material Fund Changes On December 2, 2025, the Fund effected a 1:6 reverse stock split of its issued and outstanding shares.
Defiance Daily Target 2X Short LLY ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Short LLY ETF
Class Name	Defiance Daily Target 2X Short LLY ETF
Trading Symbol	LLYZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Short LLY ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/llyz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short LLY ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/llyz
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short LLY ETF	$18	1.31%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on September 2, 2025. Expenses for the full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	1.31%	[30]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on September 2, 2025. Expenses for the full reporting period would be higher than the figures shown.
Net Assets	$ 1,381,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 2,568
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$1,381
Number of Holdings	5
Total Advisory Fee	$2,568
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	22.8
First American Government Obligations Fund - Class X, 4.03%	3.1
Eli Lilly & Co. Swap: Maturity Date: 01/04/2028	-0.4
Eli Lilly & Co. Swap: Maturity Date: 10/02/2026	-2.4
Eli Lilly & Co. Swap: Maturity Date: 09/08/2028	-3.5

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Daily Target 2X Short MSTR ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Short MSTR ETF
Class Name	Defiance Daily Target 2X Short MSTR ETF
Trading Symbol	SMST
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Short MSTR ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/smst. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short MSTR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/smst
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short MSTR ETF	$72	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.29%	[31]
Net Assets	$ 21,493,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 220,727
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$21,493
Number of Holdings	4
Total Advisory Fee	$220,727
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	11.7
MicroStrategy, Inc. Swap; Maturity Date: 09/25/2026	3.7
MicroStrategy, Inc. Swap; Maturity Date: 02/17/2026	3.0
First American Government Obligations Fund - Class X, 4.03%	0.6

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Daily Target 2X Short PLTR ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Short PLTR ETF
Class Name	Defiance Daily Target 2X Short PLTR ETF
Trading Symbol	PLTZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Short PLTR ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/pltz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short PLTR ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/pltz
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short PLTR ETF	$33	1.28%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on June 5, 2025. Expenses for the full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	1.28%	[32]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on June 5, 2025. Expenses for the full reporting period would be higher than the figures shown.
Material Change Date	Dec. 02, 2025
Net Assets	$ 68,623,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 231,469
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$68,623
Number of Holdings	5
Total Advisory Fee	$231,469
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	22.2
Palantir Technologies, Inc. Swap; Maturity Date: 09/21/2026	-1.2
Palantir Technologies, Inc. Swap; Maturity Date: 10/05/2026	-1.0
First American Government Obligations Fund - Class X, 4.03%	0.3
Palantir Technologies, Inc. Swap; Maturity Date: 03/10/2026	0.0*

Percentages for swap contracts are based unrealized appreciation (depreciation).

*	Less than -0.05% of net assets

Material Fund Change [Text Block]	Material Fund Changes On December 2, 2025, the Fund effected a 1:4 reverse stock split of its issued and outstanding shares.
Defiance Daily Target 2X Short QBTS ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Short QBTS ETF
Class Name	Defiance Daily Target 2X Short QBTS ETF
Trading Symbol	QBTZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Short QBTS ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/qbtz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short QBTS ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/qbtz
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short QBTS ETF	$7	1.32%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on October 6, 2025. Expenses for the full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	1.32%	[33]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on October 6, 2025. Expenses for the full reporting period would be higher than the figures shown.
Net Assets	$ 37,397,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 17,176
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$37,397
Number of Holdings	5
Total Advisory Fee	$17,176
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
MicroStrategy, Inc. Swap; Maturity Date: 10/10/2028	-11.9
First American Government Obligations Fund - Class X, 4.03%	6.1
United States Treasury Bills	4.4
MicroStrategy, Inc. Swap; Maturity Date: 09/08/2028	-0.9
MicroStrategy, Inc. Swap; Maturity Date: 11/16/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Daily Target 2X Short RGTI ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Short RGTI ETF
Class Name	Defiance Daily Target 2X Short RGTI ETF
Trading Symbol	RGTZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Short RGTI ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/rgtz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short RGTI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/rgtz
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short RGTI ETF	$7	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on October 8, 2025. Expenses for the full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	1.29%	[34]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on October 8, 2025. Expenses for the full reporting period would be higher than the figures shown.
Net Assets	$ 77,864,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 67,055
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$77,864
Number of Holdings	6
Total Advisory Fee	$67,055
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
Rigetti Computing, Inc. Swap; Maturity Date: 10/13/2028	-17.1
United States Treasury Bills	23.8
Rigetti Computing, Inc. Swap; Maturity Date: 10/10/2028	-2.0
First American Government Obligations Fund - Class X, 4.03%	0.3
Rigetti Computing, Inc. Swap; Maturity Date: 09/08/2028	-1.0
Rigetti Computing, Inc. Swap; Maturity Date: 11/16/2027	0.0

Percentages for swap contracts are based unrealized appreciation (depreciation).

Defiance Daily Target 2X Short SMCI ETF
Shareholder Report [Line Items]
Fund Name	Defiance Daily Target 2X Short SMCI ETF
Class Name	Defiance Daily Target 2X Short SMCI ETF
Trading Symbol	SMCZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Short SMCI ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/smcz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short SMCI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	https://www.defianceetfs.com/smcz
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short SMCI ETF	$38	1.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	1.29%	[35]
Material Change Date	Nov. 28, 2025
Net Assets	$ 5,938,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 78,258
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$5,938
Number of Holdings	5
Total Advisory Fee	$78,258
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for swap contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Top Ten Holdings	(% of net assets)
United States Treasury Bills	12.9
Super Micro Computer, Inc. Swap; Maturity Date: 09/21/2026	7.9
Super Micro Computer, Inc. Swap; Maturity Date: 09/25/2026	0.9
First American Government Obligations Fund - Class X, 4.03%	0.5
Super Micro Computer, Inc. Swap; Maturity Date: 09/21/2026*	-0.4

Percentages for swap contracts are based unrealized appreciation (depreciation).

Material Fund Change [Text Block]	Material Fund Changes On November 28, 2025, the Fund effected a 1:8 reverse stock split of its issued and outstanding shares.

[1]	Costs paid as a percentage of $10,000 is an annualized figure. The Fund commenced operations on August 6, 2025. Expenses for a full reporting period would be higher than the figures shown.
[2]	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on September 3, 2025. Expenses for the full reporting period would be higher than the figures shown.
[3]	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on October 23, 2025. Expenses for the full reporting period would be higher than the figures shown.
[4]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[5]	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on May 28, 2025. Expenses for the full reporting period would be higher than the figures shown.
[6]	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on June 30, 2025. Expenses for the full reporting period would be higher than the figures shown.
[7]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[8]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[9]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[10]	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on October 20, 2025. Expenses for the full reporting period would be higher than the figures shown.
[11]	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on July 23, 2025. Expenses for the full reporting period would be higher than the figures shown.
[12]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[13]	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on October 15, 2025. Expenses for the full reporting period would be higher than the figures shown.
[14]	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on October 20, 2025. Expenses for the full reporting period would be higher than the figures shown.
[15]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[16]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[17]	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on June 23, 2025. Expenses for the full reporting period would be higher than the figures shown.
[18]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[19]	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on September 24, 2025. Expenses for the full reporting period would be higher than the figures shown.
[20]	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on September 3, 2025. Expenses for the full reporting period would be higher than the figures shown.
[21]	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on October 20, 2025. Expenses for the full reporting period would be higher than the figures shown.
[22]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[23]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[24]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[25]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[26]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[27]	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on June 23, 2025. Expenses for the full reporting period would be higher than the figures shown.
[28]	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on July 21, 2025. Expenses for the full reporting period would be higher than the figures shown.
[29]	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on June 23, 2025. Expenses for the full reporting period would be higher than the figures shown.
[30]	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on September 2, 2025. Expenses for the full reporting period would be higher than the figures shown.
[31]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[32]	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on June 5, 2025. Expenses for the full reporting period would be higher than the figures shown.
[33]	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on October 6, 2025. Expenses for the full reporting period would be higher than the figures shown.
[34]	Costs paid as a percentage of a $10,000 investment is an annualized figure. The Fund commenced operations on October 8, 2025. Expenses for the full reporting period would be higher than the figures shown.
[35]	Costs paid as a percentage of a $10,000 investment is an annualized figure.